Revenue - Summary of Breakage of Revenue (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Products	€ 554	€ 559	€ 114
Services	1,801	120	0
Total	€ 2,355	€ 679	€ 114